Consolidated statements of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income	€ 8,484	€ 6,279	€ 12,330	[2]
Attributable to equity holders of Sanofi	8,371	6,223	12,294	[3]
Attributable to non-controlling interests	113	56	36	[1],[4]
Other comprehensive income:
Actuarial gains/(losses)	654	686	(267)	[1]
Change in fair value of equity instruments included in financial assets and financial liabilities	13	165	320	[1]
Tax effects	(216)	(54)	(39)	[1]
Items not subsequently reclassifiable to profit or loss	451	797	14	[1]
Change in fair value of debt instruments included in financial assets	(77)	(21)	15	[1]
Change in fair value of cash flow hedges	7	(6)	4	[1]
Change in currency translation differences	2,278	2,459	(3,976)	[1]
Tax effects	105	78	(64)	[1]
Items subsequently reclassifiable to profit or loss	2,313	2,510	(4,021)	[1]
Other comprehensive income for the period, net of taxes	2,764	3,307	(4,007)	[1]
Comprehensive income	11,248	9,586	8,323	[1]
Attributable to equity holders of Sanofi	11,130	9,519	8,307	[1]
Attributable to non-controlling interests	€ 118	€ 67	€ 16	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[4]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.